MANAGEMENT OF FINANCIAL RISK - FOREIGN CURRENCY RISK (Details)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GTQ (Q)	Dec. 31, 2020 MAD (د.م.)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									$ 727,823,000	$ 720,615,000
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets										$ 3,000,000
Currency risk [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency			$ 3,845.596419
Currency risk [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | د.م.						د.م. 9.834372072
Currency risk [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | S/								S/ 4.00230936
Currency risk [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									1.10439
Currency risk [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.00126539564703
Currency risk [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.04520636706565
Currency risk [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.17318683010372
Currency risk [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.11547610799325
Currency risk [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.00025846471956
Currency risk [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.24834437086092
Currency risk [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				€ 0.73343655773775
Currency risk [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency							$ 17.91783
Currency risk [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				0.00103120825282
Functional currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				385,137.32
Financial assets at fair value through profit or loss | €				427,930.355555556
Functional currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				882,928.33
Financial assets at fair value through profit or loss | €				981,031.477777778
Functional currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				863,044.12
Financial assets at fair value through profit or loss | €				958,937.911111111
Functional currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				2,811,764.568436
Financial assets at fair value through profit or loss | €				2,544,000.28531588
Functional currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 2,155,420,024.8612
Financial assets at fair value through profit or loss		2,394,911,138.73467
Functional currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							87,481,455.947487
Financial assets at fair value through profit or loss							97,201,617.71943
Functional currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R$	R$ 0
Financial assets at fair value through profit or loss | R$	R$ 0
Functional currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | Q					Q 0
Financial assets at fair value through profit or loss | Q					Q 0
Functional currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			1,630,641,732.102
Financial liabilities			2,229,450,000
Financial assets at fair value through profit or loss			1,811,824,146.78
Financial liabilities at fair value through profit or loss			2,511,928,728.5383
Functional currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | S/								17,102,965.20624
Financial liabilities | S/								4,631,124.87070592
Financial assets at fair value through profit or loss | S/								19,003,294.6736
Financial liabilities at fair value through profit or loss | S/								5,145,694.30078436
Functional currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Functional currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Functional currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		0
Financial assets at fair value through profit or loss		$ 0
Asset currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			$ 1,645,647,442.90584						472,602.005372
Financial assets at fair value through profit or loss									52,511.3339302222
Asset currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets						د.م. 9,647,828.56681067			1,083,441.353743
Financial assets at fair value through profit or loss									120,382.372638111
Asset currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets								S/ 3,837,966.17729885	1,059,041.439652
Financial assets at fair value through profit or loss									117,671.271072444
Asset currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									2,809,568.4751
Financial assets at fair value through profit or loss									328,573.551816704
Asset currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									3,030,510.13
Financial assets at fair value through profit or loss									336,723.347777778
Asset currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									4,394,132.01
Financial assets at fair value through profit or loss									488,236.889999999
Asset currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									468,292.62
Financial assets at fair value through profit or loss									52,032.5133333334
Asset currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									4,719,361.26
Financial assets at fair value through profit or loss									524,373.473333334
Asset currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				0					0
Financial assets at fair value through profit or loss									0
Asset currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							$ 0		0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				€ 0					0
Financial assets at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									649,244.954390876
Financial liabilities at fair value through profit or loss									81,123.0948388323
Liabilitity Currency Member [Member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									1,277,904.21377095
Financial liabilities at fair value through profit or loss									$ 141,989.357085661